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                                                                 John B. Towers
                                                                 Senior Counsel

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                               September 8, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:  New England Variable Annuity Fund I
         File No. 811-01930

Commissioners:

Semi-Annual Reports dated June 30, 2010 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Variable Annuity Fund I of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

                                             Sincerely,

                                             /s/ John B. Towers
                                             -----------------------------------
                                             John B. Towers
                                             Senior Counsel
                                             Metropolitan Life Insurance Company